Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,299,954.47

Principal:
Principal Collections	$29,254,207.71
Prepayments in Full	$28,074,594.10
Liquidation Proceeds	$261,498.34
Recoveries	$400.00
Sub Total	$57,590,700.15
Collections	$62,890,654.62

Purchase Amounts:
Purchase Amounts Related to Principal	$152,621.69
Purchase Amounts Related to Interest	$679.34
Sub Total	$153,301.03

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$63,043,955.65

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	3
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$63,043,955.65
Servicing Fee	$1,242,413.21	$1,242,413.21	$0.00	$0.00	$61,801,542.44
Interest - Class A-1 Notes	$44,330.35	$44,330.35	$0.00	$0.00	$61,757,212.09
Interest - Class A-2 Notes	$194,893.33	$194,893.33	$0.00	$0.00	$61,562,318.76
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$61,319,685.43
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$61,231,962.51
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$61,231,962.51
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$61,181,850.43
Second Priority Principal Payment	$11,557,272.53	$11,557,272.53	$0.00	$0.00	$49,624,577.90
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$49,580,116.82
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$18,010,116.82
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$17,946,187.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,946,187.57
Regular Principal Payment	$166,309,629.05	$17,946,187.57	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$63,043,955.65

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$11,557,272.53
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$17,946,187.57
Total					$61,073,460.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$61,073,460.10	$166.55	$44,330.35	$0.12	$61,117,790.45	$166.67
Class A-2 Notes	$0.00	$0.00	$194,893.33	$0.39	$194,893.33	$0.39
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$61,073,460.10	$37.93	$728,082.34	$0.45	$61,801,542.44	$38.38

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$209,436,901.58	0.5711396	$148,363,441.48	0.4045908
Class A-2 Notes	$497,600,000.00	1.0000000	$497,600,000.00	1.0000000
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,452,776,901.58	0.9023235	$1,391,703,441.48	0.8643906

Pool Information
Weighted Average APR	4.520%	4.503%
Weighted Average Remaining Term	54.52	53.66
Number of Receivables Outstanding	69,473	66,433
Pool Balance	$1,490,895,846.74	$1,433,025,108.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,433,887,613.74	$1,378,079,629.05
Pool Factor	0.9092301	0.8739374

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$21,495,376.63
Yield Supplement Overcollateralization Amount	$54,945,479.93
Targeted Overcollateralization Amount	$68,242,185.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,321,667.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	September 2012
Payment Date	10/15/2012
Transaction Month	3

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		213	$127,815.92
(Recoveries)		2	$400.00
Net Losses for Current Collection Period			$127,415.92
Cumulative Net Losses Last Collection Period			$43,716.40
Cumulative Net Losses for all Collection Periods			$171,132.32

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.10%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.69%	473	$9,925,442.06
61-90 Days Delinquent	0.04%	27	$637,721.83
91-120 Days Delinquent	0.01%	4	$99,339.12
Over 120 Days Delinquent	0.00%	1	$1,841.28
Total Delinquent Receivables	0.74%	505	$10,664,344.29

Repossession Inventory:
Repossessed in the Current Collection Period		24	$656,821.12
Total Repossessed Inventory		35	$1,010,555.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0004%
Preceding Collection Period			0.0340%
Current Collection Period			0.1046%
Three Month Average			0.0463%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0083%
Preceding Collection Period			0.0417%
Current Collection Period			0.0482%
Three Month Average			0.0327%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer